EFMT DEPOSITOR LLC ABS-15G

EXHIBIT 99.03

Exception Grades
SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
220719780	XXX			29564418	22023100246-32065	12/05/2023	Credit	Title	Document Error	Title	The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided.		Need supplemental title report or final title policy showing sufficient coverage.				Reviewer Comment (2023-12-05): supplemental title report received with sufficient coverage Buyer Comment (2023-12-05): see attached	12/05/2023			1	B	A	B	A	B	A	B	A	B	A	XX/XX/XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
220719780	XXX			29574433	22023100246-7904	12/05/2023	Credit	Credit	Credit Eligibility	Credit	Borrower has active Tradelines which are less than the minimum required by guidelines.	Credit Report: Original // Borrower: XXXX Active Tradelines: 2	Borrower has 2 tradelines per guidelines, but only 1 for more than 24 months as required for borrowers with less than 3 tradelines.				Reviewer Comment (2023-12-05): borrower meets the 3 tradelines for 12+ months requirement of the guidelines Buyer Comment (2023-12-05): UW utilized 3 tradelines 12+ mos.	12/05/2023			1	C	A	C	A	C	A	C	A	C	A	XX/XX/XXXX	CA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No